SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Share Based Compensation (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair value of common stock	$ 0.39	$ 1.61
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair value of common stock	$ 3.83